Property, Plant and Equipment (Details) - USD ($) $ in Thousands	Oct. 31, 2023	Apr. 30, 2023
Short-Term Debt [Member] | Hotel [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment carrying amount	$ 69,591	$ 69,920